Related Parties Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

10. RELATED PARTIES TRANSACTIONS

The related parties of the Company with whom transactions are reported in these financial statements are as follows:

Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the “BioFirst”)	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
YuanGene Corporation (the “YuanGene”)	Controlling beneficiary shareholder of the Company
AsiaGene Corporation (the “AsiaGene”)	Shareholder; entity controlled by controlling beneficiary shareholder of YuanGene
Keypoint Technology Ltd. (the “Keypoint’)	The Chairman of Keypoint is Eugene Jiang’s mother.
Lion Arts Promotion Inc. (the “Lion Arts”)	Shareholder of the Company
Yoshinobu Odaira (the “Odaira”)	Director of the Company
GenePharm Inc. (the “GenePharm”)	Dr. George Lee, Board Director of BioKey, is the Chairman of GenePharm.
Euro-Asia Investment & Finance Corp Ltd. (the “Euro-Asia”)	Shareholder of the Company
LBG USA, Inc. (the “LBG USA”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
LionGene Corporation (the “LionGene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene
Kimho Consultants Co., Ltd. (the “Kimho”)	Shareholder of the Company
The Jiangs	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company; the Chairman of Rgene; the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc.

Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company.

Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Zhewei Xu	Shareholder of the Company
BioHopeKing Corporation	Entity controlled by controlling beneficiary shareholder of ABVC
Jaimes Vargas Russman	CEO of AiBtl BioPharma Inc
Amkey Ventures, LLC (“Amkey”)	An entity controlled by Dr. George Lee, who serves as one of the board directors of BioKey, Inc
BioLite Japan	Entity controlled by controlling beneficiary shareholder of ABVC
BioHopeKing Corporation	Entity controlled by controlling beneficiary shareholder of ABVC
ABVC BioPharma (HK), Limited	An entity 100% owned by Mr. Tsung-Shann Jiang

Accounts receivable - related parties

Accounts receivable due from related parties consisted of the following as of the periods indicated:

	March 31,	December 31,
	2024	2023
	(Unaudited)
Rgene	$10,463	$10,463
Total	$10,463	$10,463

Due from related parties

Amount due from related parties consisted of the following as of the periods indicated:

Due from related–party - Current

	March 31,	December 31,
	2024	2023
	(Unaudited)
Rgene	$541,372	$541,486
BioFirst	346,565	206,087
Total	$887,937	$747,573

Due from related parties – Non-Current

	March 31,	December 31,
	2024	2023
BioFirst (Australia)	$839,983	$839,983
BioHopeKing Corporation	123,363	113,516
Total	963,346	953,499
Less: allowance for expected credit losses accounts	(839,983)	(839,983)
Net	$123,363	$113,516

(1)	On June 16, 2022, the Company entered into a one-year convertible loan with Rgene, with a principal amount of $1,000,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.

As of March 31, 2024 and December 31, 2023, the outstanding loan balance were both $500,000; and accrued interest was $38,819 and $38,819, respectively.

As of March 31, 2024 and December 31, 2023, the Company has other receivables amounted $2,553 and $2,667 from Rgene due to daily operations, respectively.

(2)	The balances mainly represent advances to BioFirst (Australia) for research and development purposes. The business conditions of BioFirst (Australia) deteriorated and, as a result, the Company recognized expected credit losses of $839,983 for the year ended December 31, 2023.

(3)	On February 24, 2015, BioLite Taiwan and BioHopeKing Corporation (the “BHK”) entered into a co-development agreement, (the “BHK Co-Development Agreement”, see Note 3). The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK. As of March 31, 2024 and December 31, 2023, due from BHK was $123,363 and $113,516, respectively.

(4)	On December 31, 2023, the Company entered into a loan agreement with BioFirst, with a principal amount of $346,565 to BioFirst which bears interest at 12% per annum for the use of working capital. As of March 31, 2024 and December 31, 2023, the outstanding loan balance was $346,565 and $206,087, respectively; accrued interest was $0 and $0, respectively.

Due to related parties

Amount due to related parties consisted of the following as of the periods indicated:

	March 31,	December 31,
	2024	2023
	(Unaudited)
The Jiangs	$152,501	$19,789
Due to shareholders	145,858	152,382
Due to a Director	3,613	961
Total	$301,972	$173,132

(1)	Since 2019, the Jiangs advanced funds to the Company for working capital purpose. As of March 31, 2024, and December 31, 2023, the outstanding balance due to the Jiangs amounted to $152,501 and $19,789, respectively. These loans bear interest rate of 0% to 1% per month, and are due on demand.

(2)	Since 2018, the Company’s shareholders have advanced funds to the Company for working capital purpose. The advances bear interest rate of 12% per annum. As of March 31, 2024 and December 31, 2023, the outstanding principal and accrued interest was $145,858 and $152,382, respectively. Interest expenses in connection with these loans were $5,938 and $4,896 for the three months ended March 31, 2024 and 2023, respectively.

(3)	The Director of AiBtl has been paying on behalf of the company for setup fees. As of March 31, 2024, and December 31, 2023, the outstanding balance due to the Director amounted to $3,613 and $961, respectively.

10. RELATED PARTIES TRANSACTIONS

The related parties of the company with whom transactions are reported in these financial statements are as follows:

Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the “BioFirst”)	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the “BioFirst (Australia)”)	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the “Rgene”)	Shareholder of the Company; Entity controlled by controlling beneficiary shareholder of YuanGene; the Chairman of Rgene is Mr. Tsung-Shann Jiang
Eugene Jiang	Former President and Chairman
GenePharm Inc. (the “GenePharm”)	Dr. George Lee, Board Director of Biokey, is the Chairman of GenePharm.
The Jiangs	Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the Chairman and CEO of the BioLite Holding Inc. and BioLite Inc. and the President and a member of board of directors of BioFirst

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang’s wife, is the Chairman of Keypoint; and a member of board of directors of BioLite Inc.

Mr. Eugene Jiang is Mr. and Ms. Jiang’s son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Mr. Chang-Jen Jiang is Mr. Tsung-Shann Jiang’s sibling and the director of the Company. Ms. Mei-Ling Jiang is Ms. Shu-Ling Jiang’s sibling.
Zhewei Xu	Shareholder of the Company.
BioHopeKing Corporation	Entity controlled by controlling beneficiary shareholder of ABVC
Jaimes Vargas Russman	CEO of AiBtl BioPharma Inc.

Accounts receivable - related parties

Accounts receivable due from related parties consisted of the following as of the periods indicated:

	December 31,	December 31,
	2023	2022
GenePharm Inc.	$-	$142,225
Rgene	10,463	615,118
Total	$10,463	$757,343

Revenue - related parties

Revenue due from related parties consisted of the following as of the periods indicated:

	December 31,	December 31,
	2023	2022
Rgene	$2,055	$904,043
Total	$2,055	$904,043

Due from related parties

Amount due from related parties consisted of the following as of the periods indicated:

Due from related party - Current

	December 31,	December 31,
	2023	2022
Rgene	$541,486	$513,819
BioFirst	206,087	-
Total	$747,573	$513,819

Due from related parties - Non-current, net

	December 31,	December 31,
	2023	2022
BioFirst (Australia)	$839,983	$ 752,655
BioHopeKing Corporation	113,516	112,822
Total	953,499	865,477
Less: allowance for expected credit losses accounts	(839,983)	-
Net	$113,516	$865,477

(1)

On June 16, 2022, the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.

As of December 31, 2023 and December 31, 2022, the outstanding loan balance were both $500,000; and accrued interest was $38,819 and $13,819.

As of December 31, 2023, the Company has other receivables amounted $2,667 from Rgene due to daily operations.

(2)

On July 1, 2020, the Company entered into a loan agreement with BioFirst (Australia) for $361,487 to properly record R&D cost and tax refund allocation based on co-development contract executed on July 24, 2017. The loan was originally set to be mature on September 30, 2021 with an interest rate of 6.5% per annum, but on September 7, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $67,873 to meet its new project needs. On July 27, 2021, the Company repaid a loan 249,975 to BioFirst (Australia). On December 1, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $250,000 to increase the cost for upcoming projects. The loan will be matured on November 30, 2022 with an interest rate of 6.5% per annum. In 2022, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $507,000 to increase the cost for upcoming projects.  During the first quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $88,091 to increase the cost for upcoming projects. During the second quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $25,500 to increase the cost for upcoming projects. All the loans period was twelve months with an interest rate of 6.5% per annum. For accounting purpose, the due from and due to related party balances was being net off. As of December 31, 2023 and December 31, 2022, the outstanding loan balance and allocated research fee was $681,185 and $660,484, respectively; and accrued interest was $158,798 and $92,171, respectively.  The outstanding amount was settled in 2023.

The balances mainly represent advances to BioFirst (Australia) for research and development purposes. The business conditions of BioFirst (Australia) deteriorated and, as a result, the Company recognized expected credit losses of $839,983 for the year ended December 31, 2023.

(3)	On February 24, 2015, BioLite Taiwan and BioHopeKing Corporation (the “BHK”) entered into a co-development agreement, (the “BHK Co-Development Agreement”, see Note 4). The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK. As of December 31, 2023 and 20212 due from BHK was $113,516 and $112,822, respectively.

Due to related parties

Amount due to related parties consisted of the following as of the periods indicated:

	December 31,	December 31,
	2023	2022
BioFirst	$-	$188,753
The Jiangs	19,789	19,789
Due to shareholders	152,382	151,450
Due to a Director	961	-
Total	$173,132	$359,992

(1)	Since 2019, BioFirst has advanced funds to the Company for working capital purpose. The advances bear interest 1% per month (or equivalent to 12% per annum). As of December 31, 2022, the aggregate amount of outstanding balance and accrued interest is $188,753, a combination of $147,875 from loan, and $40,878 from expense-sharing. The outstanding amount was being net off with amount due from BioFirst in 2023.

(2)	Since 2019, the Jiangs advanced funds to the Company for working capital purpose. As of December 31, 2023 and 2022, the outstanding balance due to the Jiangs amounted to $19,789 and $19,789, respectively. These loans bear interest rate of 0% to 1% per month, and are due on demand.

(3)	Since 2018, the Company’s shareholders have advanced funds to the Company for working capital purpose. The advances bear interest rate from 12% to 13.6224% per annum. As of December 31, 2023 and 2022, the outstanding principal and accrued interest was $152,382 and $151,450, respectively. Interest expenses in connection with these loans were $20,094 and $21,378 for the years ended December 31, 2023 and 2022, respectively.

(4)	As of December 31, 2023, due to a Director amounted $961 was related to the entity setup fee paid by the Director of AiBtl BioPharma Inc. on behalf of the entity.